Investments in affiliates (Operating affiliates rollforward) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Income from operating affiliates	$ 4,143	$ 3,761	$ 4,892	$ 4,927	$ 5,510	$ 1,463	$ 3,793	$ 3,523	$ (614)	$ 6,235	$ 3,592	$ 3,367	$ 17,723	$ 14,289	$ 12,580
Operating Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Balance, beginning of period				106,743				157,111					106,743	157,111
Purchase of shares													37,600	22,000
Gain on redemption of shares													(5,077)
Return of investment													(72,467)	(86,657)
Fair value of retained interest on deconsolidation of AlphaCat ILS fund													113,455
Income from operating affiliates													17,723	14,289
Balance, end of period	197,977				106,743								197,977	106,743
Operating Affiliates [Member] | AlphaCat Re 2011 [Member]
Schedule of Equity Method Investments [Line Items]
Balance, beginning of period				9,809				62,792					9,809	62,792
Purchase of shares													0	0
Gain on redemption of shares													0
Return of investment													(5,825)	(54,914)
Income from operating affiliates													622	1,931
Balance, end of period	4,606				9,809								4,606	9,809
Operating Affiliates [Member] | AlphaCat Re 2012 [Member]
Schedule of Equity Method Investments [Line Items]
Balance, beginning of period				1,313				29,319					1,313	29,319
Purchase of shares													0	0
Gain on redemption of shares													0
Return of investment													(1,516)	(31,743)
Income from operating affiliates													938	3,737
Balance, end of period	735				1,313								735	1,313
Operating Affiliates [Member] | AlphaCat 2013 [Member]
Schedule of Equity Method Investments [Line Items]
Balance, beginning of period				51,744				45,000					51,744	45,000
Purchase of shares													0	0
Gain on redemption of shares													0
Return of investment													(52,762)	0
Income from operating affiliates													2,086	6,744
Balance, end of period	1,068				51,744								1,068	51,744
Operating Affiliates [Member] | AlphaCat 2014 [Member]
Schedule of Equity Method Investments [Line Items]
Balance, beginning of period				21,982				0					21,982	0
Purchase of shares														22,000
Gain on redemption of shares													0
Return of investment													0	0
Income from operating affiliates													6,103	(18)
Balance, end of period	28,085				21,982								28,085	21,982
Operating Affiliates [Member] | AlphaCat 2015 [Member]
Schedule of Equity Method Investments [Line Items]
Balance, beginning of period				0									0
Purchase of shares													25,600
Gain on redemption of shares													0
Return of investment													0
Income from operating affiliates													0
Balance, end of period	25,600												25,600
Operating Affiliates [Member] | AlphaCat ILS Funds
Schedule of Equity Method Investments [Line Items]
Balance, beginning of period				21,895				20,000					21,895	20,000
Purchase of shares													12,000	0
Gain on redemption of shares													(5,077)
Return of investment													(12,364)	0
Fair value of retained interest on deconsolidation of AlphaCat ILS fund													113,455
Income from operating affiliates													7,974	1,895
Balance, end of period	$ 137,883				$ 21,895								$ 137,883	$ 21,895